PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Sep. 30, 2020
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following as of September 30, 2020 and 2019:

	As of September 30,
	2020	2019
Buildings	$5,486,663	$5,211,781
Machinery	6,412,009	5,080,964
Furniture, fixtures and equipment	588,302	545,881
Motor vehicles	238,149	235,555
Total property plant and equipment, at cost	12,725,123	11,074,181
Less: accumulated depreciation	(5,221,949)	(4,597,893)
	7,503,174	6,476,288
Construction in progress (“CIP”)	367,506	119,416
Property, plant and equipment, net	$7,870,680	$6,595,704

Depreciation expense was $438,467 and $375,286 for the years ended September 30, 2020 and 2019, respectively.

As of September 30, 2020 and 2019, the Company pledged buildings and machinery to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank borrowings by the Company are shown in Note 11.